Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Computation of Basic and Diluted Earning Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator:
Net Income From Continuing Operations, Less Noncontrolling Interests	$13,220	$55,971	$10,445	$59,696
Net Income (Loss) From Discontinued Operations	520	(3,050)	460	(8,405)

Net Income	$13,740	$52,921	$10,905	$51,291

Denominator:
Weighted Average Common Shares Outstanding - Basic	52,555	52,009	52,527	50,654
Effect of Dilutive Securities:
Employee Stock Options	142	29	131	45
Employee Performance-Based Restricted Stock Awards	214	838	243	868

Weighted Average Common Shares Outstanding - Diluted	52,911	52,876	52,901	51,567

Earnings per Common Share:
Basic — Net Income From Continuing Operations	$0.25	$1.08	$0.20	$1.18
— Net Income (Loss) From Discontinued Operations	0.01	(0.06)	0.01	(0.16)

— Net Income	$0.26	$1.02	$0.21	$1.02

Diluted — Net Income From Continuing Operations	$0.25	$1.06	$0.20	$1.16
— Net Income (Loss) From Discontinued Operations	0.01	(0.06)	0.01	(0.16)

— Net Income	$0.26	$1.00	$0.21	$1.00